Provision (Benefit) for Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 8 – Provision (Benefit) for Income Taxes
The Provision (benefit) for income taxes includes:

	Years Ended December 31,
	2015	2014	2013
	(Millions)
Current:
State	$(3)	$3	$2
Foreign	—	1	(22)
	(3)	4	(20)
Deferred:
State	(3)	8	15
Foreign	7	17	35
	4	25	50
Provision (benefit) for income taxes	$1	$29	$30

Reconciliations from the Provision (benefit) at statutory rate to recorded Provision (benefit) for income taxes are as follows:

	Years Ended December 31,
	2015	2014	2013
	(Millions)
Provision (benefit) at statutory rate	$(475)	$459	$402
Increases (decreases) in taxes resulting from:
Income not subject to U.S. federal tax	475	(459)	(402)
State income taxes	(6)	11	17
Foreign operations — net	7	18	13
Provision (benefit) for income taxes	$1	$29	$30

The 2015 state deferred benefit includes $7 million related to the impact of a Texas franchise tax rate decrease. The 2015 foreign deferred provision includes $8 million related to the impact of an Alberta provincial tax rate increase.
The 2013 state deferred provision includes $14 million related to the impact of a second-quarter 2013 Texas franchise tax law change.
Income (loss) before income taxes includes $1 million, $72 million, and $61 million of foreign income in 2015, 2014, and 2013, respectively.
Deferred income tax liabilities, primarily attributable to the taxable temporary differences from property, plant, and equipment, were $119 million, $133 million, and $117 million in 2015, 2014, and 2013, respectively.
Cash refunds for income taxes (net of payments) were $4 million and $28 million in 2015 and 2014, respectively. Cash payments for income taxes (net of refunds) in 2013 were $2 million.
As of December 31, 2015, we have no material unrecognized tax benefits.
Tax years after 2011 are subject to examination by the Texas Comptroller. Generally, tax returns for our Canadian entities are open to audit for tax years after 2010. Williams has indemnified us for any adjustments to foreign tax returns filed prior to the Canada Acquisition.